Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2023
Fidelity Managed Retirement 2015 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.53%)
Past 5 years	2.17%
Past 10 years	5.11%
Fidelity Managed Retirement 2015 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.87%)
Past 5 years	0.74%
Past 10 years	3.46%
Fidelity Managed Retirement 2015 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.68%)
Past 5 years	1.34%
Past 10 years	3.68%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNI
Average Annual Return:
Past 1 year	(12.84%)
Past 5 years	2.68%
Past 10 years	5.41%